Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 918	€ 816
Retail Netherlands [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	6.50%
Long term growth rate	1.01%
Goodwill	€ 14
Retail Belgium [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	7.20%
Long term growth rate	1.01%
Goodwill	€ 50	50
Retail Germany [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	6.50%
Long term growth rate	1.01%
Goodwill	€ 349	349
Retail Growth Markets [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Fair value less cost of disposal
Goodwill	€ 231	307
Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 67	90
Wholesale Banking [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	7.72%
Long term growth rate	1.32%
Goodwill	€ 274	€ 110